Other financial assets	12 Months Ended
Dec. 31, 2021
Other financial assets
Other financial assets

20       Other financial assets

	At December 31,
	2021	2020
Non-current
Other financial assets at fair value through profit or loss
Equity investments (*)	3,344	3,614
	3,344	3,614
Other financial assets at amortized cost
Related parties (Note 27)	2,801	2,609
Other(**)	13,037	-
	15,838	2,609
	19,182	6,223
Current
Other financial assets at fair value through profit or loss
Corporate Bonds	9,690	22,693
Mutual funds	8,116	15,809
Government securities	10,513	10,570
Related parties (Note 27)	-	4,275
Other	180	-
	28,499	53,347
Other financial assets at amortized cost
Related parties (Note 27)	9,827	9,860
Time Deposits	20,050	2,195
Treasury bills	-	8,499
Other (**)	16,923	-
	46,800	20,554
	75,299	73,901

(*) As of December 31, 2021 and 2020 includes equity investments where the group holds a minor equity interest and does not exert significant influence, mainly TA’s purchase of an 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence.

20       Other financial assets (Cont.)

(**) As of December 31, 2021 corresponds to the restricted cash in the interest payment account established, and to be maintained until November 29, 2023, to perform payments related to fees, expenses and interests of the Senior Secured Guaranteed Notes due 2034 of ACI Airport Sudamérica S.A.U. (see Note 22).

Fair value of other financial assets approximate book value.